SEGMENT INFORMATION AND REVENUE ANALYSIS (Tables)	6 Months Ended
Jun. 30, 2025
SEGMENT INFORMATION AND REVENUE ANALYSIS
Summary information for reporting segment

	For the six months ended June 30,
	2024	2025
	US$	US$
Revenues	$13,136,588	$7,959,494
Cost of revenues	(1,645,559)	(1,424,240)
Gross profit	11,491,029	6,535,254
Operating expenses:
Selling and marketing expenses	(1,168,576)	(1,127,725)
General and administrative expenses	(3,205,845)	(8,677,640)
Research and development expenses	(2,027,439)	(7,180,293)
Total operating expenses	(6,401,860)	(16,985,658)
Income from operations	5,089,169	(10,450,404)
Interest expense	(238,919)	(358,215)
Interest income	264	762
Subsidy income	265	56,968
Other expenses, net	5,627	(49,107)
Income before income tax	4,856,406	(10,799,996)

Schedule of revenue by major customers

	For the six months ended June 30,
	2024	2025
Distributors	$7,822,407	$5,306,016
Direct customers(1)	5,314,181	2,653,478
Total	$13,136,588	$7,959,494
(1)	Revenue from direct customers include revenue from sales of medical devices to hospitals (i.e. directly or through deliverers).

Schedule of timing of revenue recognition and disaggregation by major product type

Timing of revenue recognition

	For the years ended
	For the six months ended June 30,
	2024	2025
At a point of time	$13,136,588	$7,959,494

Furthermore, the Company has disclosed revenue by major product type as follows:

	For the six months ended June 30,
	2024	2025
MWA devices	$13,128,316	$7,958,761
– MWA needles	11,671,519	6,539,540
– MWA therapeutic apparatus	1,456,797	1,419,221
Other medical devices	8,272	733
Total	$13,136,588	$7,959,494